Transactions with related parties and affiliated entities - Summary of key personnel compensations (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries	S/ 28,325	S/ 26,964	S/ 24,768
Board of Directors' compensations	3,151	3,923	2,861
Total	S/ 31,476	S/ 30,887	S/ 27,629